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                           FORM 24f-2
                  Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.  Name and address of issuer:           Aon Asset Management Fund, Inc.
                                          6610 West Broad Street
                                          Richmond, Virginia 23230

2.  Name of each series or class of funds for which    Money Market Portfolio
    this notice is filed:                              Flexible Asset
                                                         Allocation Portfolio


3.  Investment Company Act File Number:                 811-6422

    Securities Act File Number:                         33-43133

4.  Last day of fiscal year for which this notice is filed:   10/31/95


5.  Check box if this notice is being filed more than 180
    days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                                                  []

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):            N/A

7.  Number and amount of securities of the same class
    or series which had been registered under the
    Securities Act of 1933 other than pursuant to rule
    24f-2 in a prior fiscal year, but which remained
    unsold at the beginning of the fiscal year.                  N/A

8.  Number and amount of securities registered during
    the fiscal year other than pursuant to rule 24f-2.           N/A

9.  Number and aggregate sale price of securities sold
    during the fiscal year.                              $  4,434,848,147.90

10. Number and aggregate sale price of securities sold
    during the fiscal year in reliance upon registration
    pursuant to rule 24f-2.                              $  4,434,848,147.90

11. Number and aggregate sale price of securities issued
    during the fiscal year in connection with dividend
    reinvestment plans, if applicable (see Instruction B.7):     0

12.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):    $  4,434,848,147.90

(ii) Aggregate price of shares issued in connection
with dividend reinvestment plans (from Item 11,
if applicable):                                          +       0

(iii) Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable):                  -  4,366,829,092.71

(iv) Aggregate price of shares redeemed or repurchased
and previously applied as a reduction to filing fees
pursuant to rule 24e-2 (if applicable):                  +       0

(v) Net aggregate price of securities sold and issued
during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line
(iv)], if applicable):                                         68,019,055.19

(vi) Multiplier prescribed by Section 6(b) of the
Securities Act of 1933 or other applicable law or
regulation (see Instruction C.6):                        x       1/2900

(vii)Fee due [line (i) or line (v) multiplied by
line (vi)]:                                                        23,454.85


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rule of Informal and Other Procedures
    (17 CFR 202.3a).                                           [X]

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:                           12/28/95


                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):   /s/ JOHN J. PALMER, PRESIDENT
                            John J. Palmer, President

Date:   12/28/95

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December 13, 1995



Aon Asset Management Fund, Inc.
6610 West Broad Street
Richmond, Virginia 23230

RE:  Registration No. 33-43133
     Rule 24f-2 Notice

Gentlemen:

This opinion is furnished in connection with the preparation and filing by Aon Asset Management Fund, Inc. with the Securities and Exchange Commission of a certain notice to be filed pursuant to the provisions of Rule 24f-2, under the Investment Company Act of 1940, making definite in amount the registration of those securities set forth in the notice, issued by Aon Asset Management Fund, Inc. during the period from November 1, 1994 through October 31, 1995.

I have examined such documents and such law as I consider necessary and appropriate, and on the basis of such examination, it is my opinion that:

  1. Aon Asset Management Fund, Inc. is a corporation duly and validly organized under the laws of the Commonwealth of Virginia.

  2. The shares of Aon Asset Management Fund, Inc. that were issued during the period between November 1, 1994 through October 31, 1995 were legally issued, fully paid and non-assessable.

I consent to the filing of this opinion in conjunction with the filing of the aforementioned notice pursuant to Paragraph (b)(2) of Rule 24f-2.

Very truly yours,

/s/ WILLIAM E. DANER, JR.

William E. Daner, Jr.
General Counsel
Aon Asset Management Fund, Inc.